Summary of Significant accounting policies - Adjustments Resulting from Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency [Abstract]
Amounts (credited) / charged	$ (18,085)	$ 12,916	$ (25,997)